Share Based Compensation Expenses (Details) - Schedule of Summary of Activities of Share Options - Predecessors [Member] ¥ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 CNY (¥) $ / shares shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 CNY (¥) $ / shares shares	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 CNY (¥) $ / shares shares	Jun. 30, 2023 $ / shares	Jun. 30, 2022 $ / shares	Jun. 30, 2021 $ / shares
Share Based Compensation Expenses (Details) - Schedule of Summary of Activities of Share Options [Line Items]
Options Outstanding ,Outstanding beginning balance | shares	15,710,312		14,318,812		5,303,958
Weighted Average Exercise Price ,Outstanding beginning balance | $ / shares		$ 0.3861		$ 0.3229		$ 0.0197
Weighted Average Remaining Contractual Life (In years) , Outstanding beginning balance	7 years 10 months 24 days		8 years 8 months 12 days		8 years 2 months 12 days
Aggregate Intrinsic Value , Outstanding beginning balance | ¥	¥ 346,142		¥ 254,748		¥ 17,849
Options Outstanding , Granted | shares	3,375,000		2,958,000		10,984,915
Weighted Average Exercise Price, Granted | $ / shares		0.127		0.8		0.4259
Options Outstanding , Exercised | shares					(600,000)
Weighted Average Exercise Price , Exercised | $ / shares						0.0005
Options Outstanding , Forfeited | shares	(860,061)		(1,566,500)		(1,370,061)
Weighted Average Exercise Price ,Forfeited | $ / shares		0.5991		0.5841		0.1156
Options Outstanding ,Outstanding ending balance | shares	18,225,251		15,710,312		14,318,812
Weighted Average Exercise Price ,Outstanding ending balance | $ / shares		$ 0.1831		$ 0.3861		$ 0.3229
Weighted Average Remaining Contractual Life (In years) , Outstanding ending balance	9 years 3 days		7 years 10 months 24 days		8 years 8 months 12 days
Aggregate Intrinsic Value , Outstanding ending balance | ¥	¥ 346,378		¥ 346,142		¥ 254,748
Options Outstanding ,Options vested and exercisable ending balance | shares	10,478,605	10,478,605	7,478,922	7,478,922	4,679,469	4,679,469
Weighted Average Exercise Price ,Options vested and exercisable ending balance | $ / shares							$ 0.1484	$ 0.2041	$ 0.0669
Weighted Average Remaining Contractual Life (In years) , Options vested and exercisable ending balance	8 years 11 months 1 day		7 years 2 months 23 days		7 years 9 months 3 days
Aggregate Intrinsic Value , Options vested and exercisable ending balance | ¥	¥ 201,781	$ 201,781	¥ 173,915	$ 173,915	¥ 79,066	$ 79,066